Risk Management and Financial Instruments - Schedule of Leverage Ratio (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Leverage Ratio [Abstract]
Leverage indicator (USD)	1.89	4.42